The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.3%
	Beverages — 4.6%
60,000	China Mengniu Dairy Co. Ltd.	$281,031
69,000	Danone SA	4,467,271
41,000	ITO EN Ltd.	2,919,547
4,000	JDE Peet’s BV†	162,878
10,000	Keurig Dr Pepper Inc.	276,000
7,000	Morinaga Milk Industry Co. Ltd.	367,705
5,000	PepsiCo Inc.	693,000
30,000	Suntory Beverage & Food Ltd.	1,123,596
424,000	Vitasoy International Holdings Ltd.	1,644,015

		11,935,043

	Biotechnology — 6.1%
11,000	Alexion Pharmaceuticals Inc.†	1,258,730
9,000	Bio-Rad Laboratories Inc., Cl. A†	4,639,140
14,000	Charles River Laboratories International Inc.†	3,170,300
26,000	Clovis Oncology Inc.†	151,580
15,000	Gilead Sciences Inc.	947,850
2,000	Idorsia Ltd.†	53,721
3,800	Illumina Inc.†	1,174,504
8,700	Invitae Corp.†	377,145
15,000	Ligand Pharmaceuticals Inc.†	1,429,800
70,000	Personalis Inc.†	1,516,900
1,200	Regeneron Pharmaceuticals Inc.†	671,736
1,600	Waters Corp.†	313,088

		15,704,494

	Computer Software and Services — 0.2%
1,719	Computer Task Group Inc.†	8,544
15,000	Rosetta Stone Inc.†	449,700

		458,244

	Electronics — 2.1%
12,500	Thermo Fisher Scientific Inc.	5,519,000

	Food — 23.3%
50,000	BellRing Brands Inc., Cl. A†	1,037,000
15,000	Calavo Growers Inc.	994,050
20,000	Campbell Soup Co.	967,400
2,500	Chr. Hansen Holding A/S	277,878
190,000	Conagra Brands Inc.	6,784,900
67,500	Flowers Foods Inc.	1,642,275
45,000	General Mills Inc.	2,775,600
53,000	Kellogg Co.	3,423,270
35,000	Kerry Group plc, Cl. A	4,493,440
94,000	Kikkoman Corp.	5,187,313
19,000	Lifeway Foods Inc.†	95,570
22,000	Maple Leaf Foods Inc.	448,575
15,000	MEIJI Holdings Co. Ltd.	1,143,507
60,000	Mondelēz International Inc., Cl. A	3,447,000
69,000	Nestlé SA	8,191,151
50,000	Nomad Foods Ltd.†	1,274,000
45,000	Post Holdings Inc.†	3,870,000

Shares		Market Value

120,000	The Hain Celestial Group Inc.†	$4,116,000
17,800	The J.M. Smucker Co.	2,056,256
120,000	Tingyi (Cayman Islands) Holding Corp.	211,508
65,000	Unilever plc, ADR	4,009,200
69,000	Yakult Honsha Co. Ltd.	3,827,336

		60,273,229

	Food and Staples Retailing — 4.2%
101,000	CVS Health Corp.	5,898,400
30,000	Ingles Markets Inc., Cl. A	1,141,200
30,000	Sprouts Farmers Market Inc.†	627,900
80,000	The Kroger Co.	2,712,800
8,000	United Natural Foods Inc.†	118,960
10,000	Walgreens Boots Alliance Inc.	359,200

		10,858,460

	Health Care Equipment and Supplies — 15.7%
40,000	Baxter International Inc.	3,216,800
10,000	Becton, Dickinson and Co.	2,326,800
30,000	Boston Scientific Corp.†	1,146,300
66,914	Cardiovascular Systems Inc.†	2,633,066
20,000	Cutera Inc.†	379,400
30,000	DENTSPLY SIRONA Inc.	1,311,900
21,000	Gerresheimer AG	2,350,131
19,500	Globus Medical Inc., Cl. A†	965,640
10,000	Henry Schein Inc.†	587,800
14,400	ICU Medical Inc.†	2,631,744
15,500	Immunomedics Inc.†	1,317,965
100,000	InfuSystem Holdings Inc.†	1,282,000
40,000	Integer Holdings Corp.†	2,360,400
14,000	IntriCon Corp.†	170,520
30,000	Medtronic plc	3,117,600
2,000	Neuronetics Inc.†	9,720
10,000	NuVasive Inc.†	485,700
20,000	Patterson Cos. Inc.	482,100
5,000	Semler Scientific Inc.†	266,950
5,000	Smith & Nephew plc, ADR	195,500
35,000	Stericycle Inc.†	2,207,100
12,000	Stryker Corp.	2,500,440
40,000	SurModics Inc.†	1,556,400
8,000	The Cooper Companies Inc.	2,696,960
33,000	Zimmer Biomet Holdings Inc.	4,492,620

		40,691,556

	Health Care Providers and Services — 20.1%
45,000	AmerisourceBergen Corp.	4,361,400
20,000	Anthem Inc.	5,371,800
50,000	Avantor Inc.†	1,124,500
55,000	BioTelemetry Inc.†	2,506,900
25,156	CareDx Inc.†	954,419
45,000	DaVita Inc.†	3,854,250
35,000	DLH Holdings Corp.†	253,750
25,000	eHealth Inc.†	1,975,000

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
388,500	Evolent Health Inc., Cl. A†	$4,821,285
50,000	HCA Healthcare Inc.	6,234,000
19,700	Laboratory Corp. of America Holdings†	3,708,919
15,000	McKesson Corp.	2,233,950
30,000	NeoGenomics Inc.†	1,106,700
147,014	Option Care Health Inc.†	1,965,577
49,574	Orthofix Medical Inc.†	1,543,734
65,000	PetIQ Inc.†	2,139,800
50,000	PPD Inc.†	1,849,500
1,200	Teladoc Health Inc.†	263,088
105,000	Tenet Healthcare Corp.†	2,573,550
10,400	UnitedHealth Group Inc.	3,242,408

		52,084,530

	Hotels and Gaming — 0.0%
3,500	Ryman Hospitality Properties Inc., REIT	128,800

	Household and Personal Products — 3.5%
25,000	Church & Dwight Co. Inc.	2,342,750
25,000	Colgate-Palmolive Co.	1,928,750
70,000	Edgewell Personal Care Co.†	1,951,600
30,000	Energizer Holdings Inc.	1,174,200
12,000	The Procter & Gamble Co.	1,667,880

		9,065,180

	Pharmaceuticals — 15.8%
25,000	Abbott Laboratories	2,720,750
25,000	Achaogen Inc.†	251
5,000	Aimmune Therapeutics Inc.†	172,250
145,000	Bausch Health Cos. Inc.†	2,253,300
66,500	Bristol Myers Squibb Co.	4,009,285
37,000	Cigna Corp.	6,268,170
40,000	Johnson & Johnson	5,955,200
59,000	Merck & Co. Inc.	4,894,050
20,000	Momenta Pharmaceuticals Inc.†	1,049,600
50,000	Mylan NV†	741,500
10,000	Paratek Pharmaceuticals Inc.†	54,100
90,000	Perrigo Co. plc	4,131,900
60,000	Pfizer Inc.	2,202,000
12,000	Roche Holding AG, ADR	513,720
151,020	Takeda Pharmaceutical Co. Ltd., ADR	2,694,197
20,000	Zoetis Inc.	3,307,400

		40,967,673

	Specialty Chemicals — 1.7%
36,000	International Flavors & Fragrances Inc.	4,408,200

	TOTAL COMMON STOCKS	252,094,409

Shares		Market Value

	MANDATORY CONVERTIBLE SECURITIES (a) — 0.6%
	Health Care Providers and Services — 0.6%
22,500	Avantor Inc., Ser. A 6.250%, 05/15/22	$1,636,650

	RIGHTS — 0.1%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc., CVR†(b)	414

	Pharmaceuticals — 0.1%
150,000	Bristol Myers Squibb Co., CVR†	337,500
3,500	Ipsen SA/Clementia, CVR†(b)	4,725

		342,225

	TOTAL RIGHTS	342,639

	WARRANTS — 0.0%
	Health Care Providers and Services — 0.0%
105	Option Care Health Inc., Cl. A, expire 07/27/25†	148
105	Option Care Health Inc., Cl. B, expire 07/27/25†	120

	TOTAL WARRANTS	268

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$5,029,000	U.S. Treasury Bills, 0.080% to 0.120%††, 10/08/20 to 03/25/21	5,027,087

	TOTAL INVESTMENTS — 100.0% (Cost $178,656,298)	$259,101,053

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depository Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	79.7%	$206,462,908
Europe	12.8	33,238,390
Japan	6.7	17,263,201
Asia/Pacific	0.8	2,136,554

Total Investments	100.0%	$259,101,053

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